Metabolix

21 Erie Street

Cambridge, MA 02139-4260

Tel: 617-583-1700  Fax: 617-583-1767

Web: www.metabolix.com

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attn:  Filing Desk

                                                                                                                March 13, 2008

Re:	Metabolix, Inc. - SEC File No. 001-33133
Form 10-K for Fiscal Year Ended December 31, 2007

Dear Sir or Madam:

                Enclosed for filing on behalf of Metabolix, Inc. (the “Company”) pursuant to the Securities Exchange Act of 1934, as amended, is the Annual Report on Form 10-K for the fiscal year ended December 31, 2007. This filing is being effected by direct transmission to the Commission’s EDGAR filing system.

Please be advised that the financial statements in the Form 10-K do not reflect a change in any accounting principles or practices, or in the method of applying such principles and practices, from the financial statements filed in connection with the fiscal year ended December 31, 2007.

                Please feel free to call the undersigned or Aninda Katragadda, Controller, at 617-583-1700 with any questions that you may have.

Very truly yours,

/s/ Sarah P. Cecil
Sarah P. Cecil
General Counsel

Enclosures